VALUE OF CHARTER PARTY CONTRACTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Amortization of charter party-out contracts	$ (4,073)	$ (12,148)	$ (18,732)
Charter-out contracts	0	$ 4,073	$ 16,221	$ 34,953
Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Unfavorable time charter-out contracts	2,200
Charter-out contracts	$ 0